Correction of errors (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total interest expense	¥ (27,041)	¥ (34,465)	¥ (23,303)
General and administrative (note 30.2)	(20,368)	(34,895)	(14,937)
Total operating costs and expenses	(22,162)	(38,033)	(19,836)
Profit before income taxes (notes 30.1 and 30.2)	26,188	44,376	57,169
Income tax expense (notes 30.3 and 30.4)	(18,033)	(15,550)	(15,221)
Net profit	¥ 8,155	¥ 28,826	¥ 41,948
Basic and diluted earnings per share (note 30.5)	¥ 0.01	¥ 0.10	¥ 0.15
Adjustment [Member]
Interest expense (note 30.1)		¥ 4,349
Total interest expense		4,349
General and administrative (note 30.2)		(8,175)
Total operating costs and expenses		(8,175)
Profit before income taxes (notes 30.1 and 30.2)		(3,826)
Income tax expense (notes 30.3 and 30.4)		(914)
Net profit		¥ (4,740)
Basic and diluted earnings per share (note 30.5)		¥ (0.04)
As Previously Reported [Member]
Interest expense (note 30.1)		¥ (38,140)
Total interest expense		(38,814)
General and administrative (note 30.2)		(26,720)
Total operating costs and expenses		(29,858)
Profit before income taxes (notes 30.1 and 30.2)		48,202
Income tax expense (notes 30.3 and 30.4)		(14,636)
Net profit		¥ 33,566
Basic and diluted earnings per share (note 30.5)		¥ 0.14
As Currently Reported [Member]
Interest expense (note 30.1)		¥ (33,791)
Total interest expense		(34,465)
General and administrative (note 30.2)		(34,895)
Total operating costs and expenses		(38,033)
Profit before income taxes (notes 30.1 and 30.2)		44,376
Income tax expense (notes 30.3 and 30.4)		(15,550)
Net profit		¥ 28,826
Basic and diluted earnings per share (note 30.5)		¥ 0.1